Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

August 31, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

CIK No. 0001209466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 253 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 253 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission August 27, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel